Note 17 - Restructuring - Summary of Restructuring Reserve (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Balance as of December 31, 2023	$ 691
Charges	123	$ 1,253	$ 19,153	$ 0
Cash payments	(245)
Balance as of March 31, 2024	569		691
One-time Termination Benefits [Member]
Balance as of December 31, 2023	402	0	0
Charges	18		3,224
Cash payments	(220)		(2,822)
Balance as of March 31, 2024	200		402	0
Loss on Long-Term Purchase Commitment [Member]
Balance as of December 31, 2023	233	0	0
Charges	105		360
Cash payments	(2)		(127)
Balance as of March 31, 2024	336		233	0
Other Restructuring [Member]
Balance as of December 31, 2023	56	0	0
Charges	0		123
Cash payments	(23)		(67)
Balance as of March 31, 2024	33		56	0
Nonimpairment Restructuring Charges [Member]
Balance as of December 31, 2023	$ 691	$ 0	0
Charges			3,707
Cash payments			(3,016)
Balance as of March 31, 2024			$ 691	$ 0